Leases, Leasing activities by type of Right-of-use asset (Details)	12 Months Ended
Dec. 31, 2019 Asset Lease
Corporate building [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
Range of remaining term (years)	9 years
No. of leases with extension options	0
No. of leases with purchase option	1
No. of leases with variable payments linked to an index	1
No. of leases with termination options	0
Warehouse [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	6
No. of leases with extension options	2
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	6
No. of leases with termination options	0
Warehouse [Member] | Minimum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	1 year
Warehouse [Member] | Maximum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	4 years
Courtyards [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	5
No. of leases with extension options	5
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	5
No. of leases with termination options	0
Courtyards [Member] | Minimum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	1 year
Courtyards [Member] | Maximum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	5 years
Cranes [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
Range of remaining term (years)	1 year
No. of leases with extension options	0
No. of leases with purchase option	1
No. of leases with variable payments linked to an index	0
No. of leases with termination options	0
Major Vessel Maintenance [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
Range of remaining term (years)	1 year
No. of leases with extension options	0
No. of leases with purchase option	1
No. of leases with variable payments linked to an index	0
No. of leases with termination options	0